LEASE OBLIGATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Mineral Properties
Lease obligations	$ 2,327	$ 1,029
Variable lease payments	$ 15,586	$ 4,579
Mining equipment
Mineral Properties
Lease term	5 years
Vehicles | Minimum
Mineral Properties
Lease term	3 years
Vehicles | Maximum
Mineral Properties
Lease term	5 years
Buildings | Minimum
Mineral Properties
Lease term	3 years
Buildings | Maximum
Mineral Properties
Lease term	5 years